Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments
Debt securities, available for sale, at fair value (amortized cost 2019- $34,434; 2018 - $29,856)	$ 35,744	$ 29,569
Total investments	35,744	29,569
Cash and cash equivalents	29,037	24,912
Accrued investment income	358	304
Reinsurance recoverable from affiliate	23,927	24,034
Assets on deposit	4,274,964	3,138,096
Premiums receivable, net	11	13
Net deferred tax asset	6	375
Receivable from affiliate	484	5,027
Other assets and receivables	1,294	819
Federal income taxes recoverable from affiliate	3,493	2,889
Separate account assets	169,654	103,205
Total assets	4,538,972	3,329,243
Liabilities
Claim and policy benefit reserves - life and health	22,551	26,836
Policyholder account balances	4,281,679	3,142,077
Payables to affiliates	3,533	3,006
Accounts payable and other liabilities	19,023	14,199
Separate account liabilities	169,654	103,205
Total liabilities	4,496,440	3,289,323
Commitments and contingencies (Note 11)
Stockholder's equity
Common stock, $5 par value, authorized 1,000 shares; issued and outstanding 1,000 shares	5,000	5,000
Additional paid in capital	31,153	31,153
Accumulated other comprehensive income (loss), net of tax expense (benefit) (2019 - $275; 2018 - ($61))	1,035	(226)
Retained earnings	5,344	3,993
Total stockholder's equity	42,532	39,920
Total liabilities and stockholder's equity	$ 4,538,972	$ 3,329,243